Other Financial Disclosures (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Financial Disclosures [Abstract]
Other financial obligations	€ 42,064	€ 48,784
Other short-term financial obligations	36,885	32,249
Purchase agreements	43,030	85,214
Short term financial obligations	41,008	73,888
Long-term contract	€ 4,109	€ 3,452